Annual Fund Operating Expenses - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.49%
Acquired funds fees and expenses	0.45%
Total annual fund operating expenses	1.28%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.13%
Class C
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.54%
Acquired funds fees and expenses	0.45%
Total annual fund operating expenses	2.09%
Fee waiver/expense reimbursement	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.88%
Class S
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.45%
Acquired funds fees and expenses	0.45%
Total annual fund operating expenses	1.00%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.88%